PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2019
Statement [Line Items]
Disclosure of detailed information about property, plant and equipment [text block]
	12-31-2019	12-31-2018
Property, Plant and Equipment, Net	ThU.S.$	ThU.S.$
Construction work in progress	1,128,431	1,030,730
Land	971,061	972,143
Buildings	2,247,996	2,062,887
Plant and equipment	3,139,761	2,921,462
Information technology equipment	20,906	23,292
Fixtures and fittings	13,421	15,906
Motor vehicles	14,922	14,916
Other property, plant and equipment	111,685	133,357
Total Net	7,648,183	7,174,693

Property, Plant and Equipment, Gross
Construction work in progress	1,128,431	1,030,730
Land	971,061	972,143
Buildings	4,268,590	3,959,186
Plant and equipment	7,004,549	6,388,843
Information technology equipment	91,585	86,558
Fixtures and fittings	45,703	44,694
Motor vehicles	56,771	53,507
Other property, plant and equipment	131,030	157,301
Total Gross	13,697,720	12,692,962

Accumulated depreciation and impairment
Buildings	(2,020,594)	(1,896,299)
Plant and equipment	(3,864,788)	(3,467,381)
Information technology equipment	(70,679)	(63,266)
Fixtures and fittings	(32,282)	(28,788)
Motor vehicles	(41,849)	(38,591)
Other property, plant and equipment	(19,345)	(23,944)
Total	(6,049,537)	(5,518,269)

The following tables set forth the reconciliation of the carrying amount of property, plant and equipment as of
December 31, 2019 and 2018:

	Construction work in progress	Land	Buildings	Plant and equipment	IT Equipment	Fixtures and fittings	Motor vehicles	Other Property, Plant and Equipment	TOTAL
Reconciliation of Property, Plant and Equipment	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Opening Balance 01-01-2019	1,030,730	972,143	2,062,887	2,921,462	23,292	15,906	14,916	133,357	7,174,693
Increase (decrease) for changes in accounting policies	-	-	-	(55,015)	-	-	-	(17,237)	(72,252)
Restated opening balance	1,030,730	972,143	2,062,887	2,866,447	23,292	15,906	14,916	116,120	7,102,441
Changes
Additions	889,882	6,722	13,561	44,800	1,637	960	3,808	10,779	972,149
Acquisitions through business combinations	12,839	3,915	24,118	110,701	238	156	313	6,272	158,552
Disposals	-	(2,241)	(2,167)	(2,821)	(94)	(1)	(213)	(29)	(7,566)
Withdrawals	(6,992)	(3,442)	(3,435)	(23,231)	(2)	(1)	(36)	(13,202)	(50,341)
Depreciation	-	-	(130,454)	(297,332)	(6,426)	(2,722)	(4,111)	(1,180)	(442,225)
Impairment loss recognized in profit or loss	-	-	(15,398)	(60,219)	(337)	(14)	(74)	-	(76,042)
Increase (decrease) through net exchange differences	(1,066)	(7,530)	(479)	(1,347)	(74)	27	(31)	(918)	(11,418)
Reclassification to assets held for sale	-	-	-	990	-	-	-	-	990
Increase (decrease) through transfers from construction in progress	(796,962)	1,494	299,363	500,140	2,672	(890)	340	(6,157)	-
Reclassification from lease to Property, plant and equipment	-	-	-	1,633	-	-	10	-	1,643
Total changes	97,701	(1,082)	185,109	273,314	(2,386)	(2,485)	6	(4,435)	545,742
Closing balance 12-31-2019	1,128,431	971,061	2,247,996	3,139,761	20,906	13,421	14,922	111,685	7,648,183

	Construction work in progress	Land	Buildings	Plant and equipment	IT Equipment	Fixtures and fittings	Motor vehicles	Other Property, Plant and Equipment	TOTAL
Reconciliation of Property, Plant and Equipment	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Opening Balance 01-01-2018	597,351	1,008,310	2,135,201	3,112,755	22,665	12,297	15,959	129,761	7,034,299
Changes
Additions	660,918	3	6,949	42,467	1,125	1,146	2,352	15,516	730,476
Acquisitions through business combinations	-	3,900	-	4,887	-	-	-	-	8,787
Disposals	(1,994)	(448)	(770)	(702)	(42)	-	(129)	(528)	(4,613)
Withdrawals	(6,269)	(4,466)	(1,656)	(17,680)	(42)	(28)	(84)	(5,599)	(35,824)
Depreciation	-	-	(125,407)	(316,118)	(5,791)	(2,870)	(3,920)	(3,660)	(457,766)
Impairment loss recognized in profit or loss	-	-	(654)	(356)	(5)	(20)	-	-	(1,035)
Increase (decrease) through net exchange differences	(4,115)	(34,204)	(15,444)	(42,059)	(175)	(210)	(217)	(6,332)	(102,756)
Reclassification to assets held for sale	-	(2,193)	(5)	5,323	-	-	-	-	3,125
Increase (decrease) through transfers from construction in progress	(215,161)	1,241	64,673	132,945	5,557	5,591	955	4,199	-
Total changes	433,379	(36,167)	(72,314)	(191,293)	627	3,609	(1,043)	3,596	140,394
Closing balance 12-31-2018	1,030,730	972,143	2,062,887	2,921,462	23,292	15,906	14,916	133,357	7,174,693

Disclosure of commitments related to property, plant and equipment [Text Block]
Disbursements commitments for the acquisition of property, plant and equipment and disbursements for property, plant and equipment under construction.

	12-31-2019	12-31-2018
	ThU.S.$	ThU.S.$
Amount committed for the acquisition of property, plant and equipment	1,200,111	798,631

Disclosure of depreciation and amortisation expense [text block]
The depreciation expense for the period ending December 31, 2019, 2018 and 2017 is as follows:

	January-December
	2019	2018	2017
Depreciation for the year	ThU.S.$	ThU.S.$	ThU.S.$
Cost of sales	409,442	377,557	389,847
Administrative expenses	16,275	15,530	14,883
Other expenses	3,525	1,986	3,494
Total	429,242	395,073	408,224

The depreciation expense for the period ending December 31, 2019 Property, Plant and Equipment by right of use is as follows:

January – December
2019
Depreciation for the period	ThU.S.$
Cost of sales	64,434
Distribution costs	1,792
Administrative expenses	10,775
Total	77,001

Disclosure of useful lives of property, plant and equipment [text Block]
The useful lives of property, plant and equipment are estimated based on the expected use of the assets. The average useful lives by asset class are as follow:

Years of Useful Life (Average)
Buildings	58
Plant and equipment	30
Information technology equipment	8
Fixtures and fittings	28
Motor vehicles	7
Other property, plant and equipment	14

See Note 12 for details of capitalized borrowing costs.

Disclosure of quantitative information about right-of-use assets [text block]
Property, Plant and Equipment by Right of Use

12-31-2019
ThU.S.$
Property, Plant and Equipment by right of use, Net

Land	67,804
Buildings	25,940
Plant and equipment	44,753
Information technology equipment	574
Fixtures and fittings	1,138
Motor vehicles	126,587
Other property, plant and equipment	17,583
Total Net	284,379

Property, Plant and Equipment by right of use, Gross

Land	75,403
Buildings	32,266
Plant and equipment	71,394
Information technology equipment	757
Fixtures and fittings	1,595
Motor vehicles	164,683
Other property, plant and equipment	19,580
Total Gross	365,678

Accumulated depreciation and impairment by right of use

Land	(7,599)
Buildings	(6,326)
Plant and equipment	(26,641)
Information technology equipment	(183)
Fixtures and fittings	(457)
Motor vehicles	(38,096)
Other property, plant and equipment	(1,997)
Total	(81,299)

Summary of Property Plant And Equipment Right Of Use Asset
The following table set forth the composition of the initial impact of the IFRS 16 enactment on
Property, Plant and Equipment by right of use
:

January 01, 2019
ThU.S.$
Right of use assets - IFRS 16	252,085
Assets from leasing - IAS 17	72,252
Increase (decrease) for changes in accounting policies	324,337